SECONDARY STOCK OFFERING	12 Months Ended
Dec. 31, 2012
SECONDARY STOCK OFFERING
NOTE 14.	SECONDARY STOCK OFFERING

On May 8, 2008, the Company filed an S-1 registration statement for a stock offering of up to 1,500,000 shares of the Company’s common stock at a price of $2.50 per share. The offering was terminated on May 8, 2011.

On March, 19, 2012, the Company began accepting the subscriptions of several investors in a private placement offering to accredited investors under an exemption from registration contained in Section 4(2) of the Securities Act of 1933 and Rule 505 and 506 of Regulation D under the Securities Act. The Company is offering a maximum of 1,000,000 shares of its common stock at a price of $2.50 per share. If all of the shares are purchased, the total raised would be $2.5 million, less offering expenses of approximately $10,000. The offering closed in 2012 and 448,000 shares were sold for $1,120,000.

On April 24, 2012, the Company entered into an agreement with SunTrust Bank to sell 10,000 shares of Series C cumulative nonvoting, $100 par value preferred stock for cash consideration of $1,000,000. No underwriting discounts or commissions were paid. The transaction was exempt under the Securities Act of 1933, as amended, in reliance on Section 4(2) thereof, as a transaction by an issuer not involving a public offering. The proceeds were used to inject capital into the Company’s subsidiary bank.